Employee Benefit Plans and Postretirement Benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Pre-tax amounts expected to be amortized from accumulated other comprehensive income (loss)
Actuarial losses	$ 76
Prior service cost (credit)	2
Total	78
Other Postretirement Benefits [Member]
Pre-tax amounts expected to be amortized from accumulated other comprehensive income (loss)
Actuarial losses	22
Prior service cost (credit)	(12)
Total	$ 10